Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure
Cash and cash equivalents
Cash and cash equivalents includes $10.1 million and $20.2 million of short-term deposits with original maturities of less than three months, at December 31, 2018 and 2017, respectively.